Income tax - Summary of Tax Loss and Credit Carry-forwards Expected To Expire (Details) € in Millions	Dec. 31, 2025 EUR (€)
Tax losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carry-forwards expected to expire	€ 1,163
Research and development credit carry-forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carry-forwards expected to expire	159
2026 - 2035 | Tax losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carry-forwards expected to expire	92
2026 - 2035 | Research and development credit carry-forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carry-forwards expected to expire	9
2036 - 2045 | Tax losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carry-forwards expected to expire	424
2036 - 2045 | Research and development credit carry-forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carry-forwards expected to expire	141
Unlimited | Tax losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carry-forwards expected to expire	647
Unlimited | Research and development credit carry-forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carry-forwards expected to expire	€ 9